Share Capital and Treasury Shares (Details) - Schedule of Share Capital (Parentheticals) - shares	Feb. 29, 2024	Feb. 28, 2023
Schedule of Share Capital [Abstract]
Issued and fully paid ordinary shares of no par value	30,951,106	30,951,106